Cover	Nov. 05, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Abacus Global Management, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39403
Entity Tax Identification Number	85-1210472
Entity Address, Address Line One	333 South Garland Avenue, Suite 1500
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32801
City Area Code	800
Local Phone Number	561-4148
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001814287
Common stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ABX
Security Exchange Name	NYSE
Fixed Unsecured Notes
Document Information [Line Items]
Title of 12(b) Security	9.875% Fixed Rate Senior Notes due 2028
Trading Symbol	ABXL
Security Exchange Name	NYSE